Consolidated Balance Sheets - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents		$ 1,258,001	$ 2,262,881
Restricted cash		19,961	26,127
Accounts receivable, net		51,890	284,628
Prepaid expenses and other current assets		1,012,151	9,118,909
Total current assets		2,342,003	11,692,545
Non-current assets
Right-of-use assets, net		148,589	72,939
Property and equipment, net		50,883	64,472
Intangible assets, net		51,957	66,859
Long-term investment		9,075,000	1,000,000
Deferred tax assets		11,987	12,324
Total non-current assets		9,338,416	1,216,594
Total assets		11,680,419	12,909,139
Current liabilities
Accounts payable		5,821	5,985
Lease liabilities		83,757	72,230
Accrued expenses and other current liabilities		224,981	256,795
Total current liabilities		314,559	335,010
Non-current liabilities
Lease liabilities		62,842
Total non-current liabilities		1,139,358	344,235
Total liabilities		1,453,917	679,245
Shareholders’ equity
Additional paid in capital		55,327,858	55,327,858
Statutory reserves		166,038	166,038
Accumulated deficit		(45,368,679)	(43,363,848)
Accumulated other comprehensive income		87,258	85,819
Total shareholders’ equity		10,226,502	12,229,894
Total liabilities and shareholders’ equity		11,680,419	12,909,139
Related party
Non-current liabilities
Due to a related party		1,076,516	344,235
Class A Ordinary Shares
Shareholders’ equity
Ordinary shares	[1]	14,027	14,027
Class B Ordinary Shares
Shareholders’ equity
Ordinary shares	[1]

[1]	Retrospectively restated for one-for-five reverse split with effective date of August 10, 2022.